Goodwill (Tables)	6 Months Ended
Mar. 31, 2026
Goodwill [Abstract]
Schedule of Goodwill

Goodwill arising from the acquisition of Changzhou Sixun

	As of September 30, 2025	As of March 31, 2026
		(Unaudited)
Beginning balance	$1,780,569	$-
Goodwill impairment	(1,732,454)	-
Foreign currency translation adjustment	(48,115)	-
Ending balance	$-	$-